JPMorgan SmartRetirement® Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 53.4%
Fixed Income — 7.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,045	24,525
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	6,301	53,807
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	964	7,617
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	974	7,640
JPMorgan High Yield Fund Class R6 Shares (a)	2,568	18,769
JPMorgan Income Fund Class R6 Shares (a)	1,281	12,172

Total Fixed Income		124,530

International Equity — 9.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	7,711	158,313

U.S. Equity — 36.8%
JPMorgan Equity Index Fund Class R6 Shares (a)	9,622	630,323

TOTAL INVESTMENT COMPANIES (Cost $722,307)		913,166

EXCHANGE-TRADED FUNDS — 45.0%
Alternative Assets — 5.5%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	973	93,576

Fixed Income — 1.8%
JPMorgan High Yield Research Enhanced ETF (a)	559	29,109
JPMorgan U.S. Aggregate Bond ETF (a)	24	1,287

Total Fixed Income		30,396

International Equity — 27.5%
JPMorgan BetaBuilders International Equity ETF (a)	8,008	471,277

U.S. Equity — 10.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,094	95,917
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	957	61,457
JPMorgan U.S. Value Factor ETF (a)	488	17,329

Total U.S. Equity		174,703

TOTAL EXCHANGE-TRADED FUNDS (Cost $668,415)		769,952

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $4,825)	4,805	4,826

	Shares (000)
SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANIES — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (c) (Cost $37,032)	37,032	37,032

Total Investments — 100.9% (Cost $1,432,579)		1,724,976
Liabilities in Excess of Other Assets — (0.9)%		(15,251)

Net Assets — 100.0%		1,709,725

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	177	12/2021	EUR	8,250	(276)
FTSE 100 Index	44	12/2021	GBP	4,175	1
S&P 500 E-Mini Index	242	12/2021	USD	52,060	(1,772)

					(2,047)

Short Contracts
U.S. Treasury 10 Year Note	(173)	12/2021	USD	(22,787)	224

					(1,823)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$769,952	$—	$—	$769,952
Investment Companies	913,166	—	—	913,166
U.S. Treasury Obligations	—	4,826	—	4,826
Short-Term Investments
Investment Companies	37,032	—	—	37,032

Total Investments in Securities	$1,720,150	$4,826	$—	$1,724,976

Appreciation in Other Financial Instruments
Futures Contracts	$225	$—	$—	$225
Depreciation in Other Financial Instruments
Futures Contracts	(2,048)	—	—	(2,048)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(1,823)	$—	$—	$(1,823)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan SmartRetirement® Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$457,332	$21,482	$—	$—	$(7,537)	$471,277	8,008	$2,603		$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	90,216	6,194	3,141	16	291	93,576	973	624		—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	92,164	6,109	—	—	(2,356)	95,917	1,094	223		—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	62,041	2,598	—	—	(3,182)	61,457	957	181		—
JPMorgan Core Bond Fund Class R6 Shares (a)	24,512	136	—	—	(123)	24,525	2,045	136		—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	48,544	5,558	—	—	(295)	53,807	6,301	332		—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,684	87	—	—	(154)	7,617	964	87		—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	153,541	18,940	—	—	(14,168)	158,313	7,711	—		—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	7,693	140	—	—	(193)	7,640	974	140		—
JPMorgan Equity Index Fund Class R6 Shares (a)	556,933	74,113	—	—	(723)	630,323	9,622	1,968		—
JPMorgan High Yield Fund Class R6 Shares (a)	14,598	4,216	—	—	(45)	18,769	2,568	209		—
JPMorgan High Yield Research Enhanced ETF (a)	29,243	—	—	—	(134)	29,109	559	307		—
JPMorgan Income Fund Class R6 Shares (a)	12,130	118	—	—	(76)	12,172	1,281	118		—
JPMorgan Managed Income Fund Class L Shares (a)	424	—	424	1	(1)	—	—	—	(b)	—
JPMorgan U.S. Aggregate Bond ETF (a)	1,291	—	—	—	(4)	1,287	24	4		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (c)	31,718	112,829	107,515	—	—	37,032	37,032	2		—
JPMorgan U.S. Value Factor ETF (a)	85,298	—	68,105	1,866	(1,730)	17,329	488	279		—

Total	$1,675,362	$252,520	$179,185	$1,883	$(30,430)	$1,720,150		$7,213		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2021.